Options, Warrants, and Restricted Stock Units - Schedule of Restricted Stock Awards Activity (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Number of Units, Granted			1,500,000
Weighted Average Exercise Price, beginning	$ 13.87	$ 13.87	$ 9.69
Weighted Average Grant Date Fair Value, Granted			15.00
Weighted Average Exercise Price, ending		$ 13.87	$ 13.87
Restricted Stock Units [Member]
Non-vested units, beginning	20,500	20,500
Number of Units, Granted			20,500
Number of Units, Vested
Number of Units, Forfeited
Non-vested units, ending	20,500	20,500	20,500
Weighted Average Exercise Price, beginning	$ 1.34	$ 1.34
Weighted Average Grant Date Fair Value, Granted			1.34
Weighted Average Grant Date Fair Value, Vested
Weighted Average Grant Date Fair Value, Forfeited
Weighted Average Exercise Price, ending	$ 1.34	$ 1.34	$ 1.34